Note 4 - Business Combinations (Details) - Fair Value of Assets Acquired and Liabilities Assumed (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Fair value of net assets:
Goodwill	$ 55,545	$ 75,466	[1]	$ 33,877
Moxie [Member]
Fair value of net assets:
Current assets				288
Property and equipment				16,634
Intangible assets				60
Goodwill				6,903
Total assets acquired				23,885
Asset retirement obligations				3
Total liabilities assumed				3
Total purchase price				23,882
SBG [Member]
Fair value of net assets:
Current assets				2,947
Property and equipment				30,017
Related-party notes receivable				438
Intangible assets				225
Goodwill				26,974
Total assets acquired				60,601
Current liabilities				500
Related-party notes payable				1,534
Contingent consideration due sellers				11,250
Asset retirement obligations				5
Total liabilities assumed				13,289
Total purchase price				47,312
Moxie and SBG Acquisition [Member]
Fair value of net assets:
Current assets				3,235
Property and equipment				46,651
Related-party notes receivable				438
Intangible assets				285
Goodwill				33,877
Total assets acquired				84,486
Current liabilities				500
Related-party notes payable				1,534
Contingent consideration due sellers				11,250
Asset retirement obligations				8
Total liabilities assumed				13,292
Total purchase price				$ 71,194

[1]	Recast - Note 2